Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Payables and Accruals [Abstract]
Accrued payroll and related liabilities	$ 1,281,622	$ 1,221,131
Accrued legal	37,997	37,997
Accrued interest	282	1,224
Deferred revenue and customer deposits	36,614	43,914
Other accrued expenses	249,227	75,656
Accrued expenses	$ 1,605,742	$ 1,379,922